SCHEDULE OF TAX PAYABLE (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Taxes payable	$ 232,637	$ 334,517	$ 283,741
Value Added [Member]
Taxes payable	97,917	66,178	32,318
Income [Member]
Taxes payable	109,396	248,071	235,300
City Construction [Member]
Taxes payable	7,018	4,794	2,422
Education [Member]
Taxes payable	5,064	2,085	1,781
Other [Member]
Taxes payable	$ 13,242	$ 13,389	$ 11,920